Property, plant and equipment - Depreciation ranges (Details)	12 Months Ended
Jun. 30, 2020
Minimum | Buildings and improvements
Property, plant and equipment
Depreciation rate for property, plant and equipment	1.00%
Minimum | Retail convenience centres
Property, plant and equipment
Depreciation rate for property, plant and equipment	3.00%
Minimum | Plant
Property, plant and equipment
Depreciation rate for property, plant and equipment	2.00%
Minimum | Equipment
Property, plant and equipment
Depreciation rate for property, plant and equipment	3.00%
Minimum | Vehicles
Property, plant and equipment
Depreciation rate for property, plant and equipment	5.00%
Maximum | Buildings and improvements
Property, plant and equipment
Depreciation rate for property, plant and equipment	17.00%
Maximum | Retail convenience centres
Property, plant and equipment
Depreciation rate for property, plant and equipment	5.00%
Maximum | Plant
Property, plant and equipment
Depreciation rate for property, plant and equipment	50.00%
Maximum | Equipment
Property, plant and equipment
Depreciation rate for property, plant and equipment	91.00%
Maximum | Vehicles
Property, plant and equipment
Depreciation rate for property, plant and equipment	33.00%